Income Tax Note (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Details
Increase (Decrease) in the valuation allowance	$ 3,131,100	$ 1,796,800
Net operating loss carry forwards	$ 16,121,000